Schedule II.-Valuation and Qualifying Accounts and Reserves (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Restructuring cost
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		¥ 144	¥ 156	¥ 392
Acquisitions		0	0	0
Addition: Charged to costs and expenses		2,159	86	0
Deduction		(182)	(91)	(237)
Translation adjustment		30	(7)	1
Balance at end of period		2,151	144	156
Restructuring cost | Severance and other benefits to terminated employees
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		144	156	392
Acquisitions		0	0	0
Addition: Charged to costs and expenses		2,159	86	0
Deduction		(182)	(91)	(237)
Translation adjustment		30	(7)	1
Balance at end of period		2,151	144	156
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		43,487	43,220	50,515
Acquisitions		0	1,606	419
Addition: Charged to costs and expenses		1,451	2,043	2,936
Deduction	[1]	(30,295)	(2,104)	(4,622)
Other	[2]	33	(1,278)	(6,028)
Balance at end of period		¥ 14,676	¥ 43,487	¥ 43,220

[1]	The amount of deduction includes benefits recognized in earnings, expiration of loss carryforwards and sales of subsidiaries. The amounts of benefits recognized in earnings were ¥4,179 million in fiscal 2016, ¥1,639 million in fiscal 2017 and ¥8,303 million in fiscal 2018.
[2]	The amount of other includes translation adjustment and the effect of changes in statutory tax rate and the effect of the amendment to tax loss carryforward rules.